Fair Value Measurements (Details) - Schedule of Price Adjustment Shares, and the Restricted Sponsor Shares $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 128,962
Change in fair value of warrant liability	81,026
Balance	209,988
Restricted sponsor shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	47,247
Change in fair value of warrant liability	27,983
Balance	75,230
Price adjustment shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	81,715
Change in fair value of warrant liability	53,043
Balance	$ 134,758